Note 4 - Acquisitions (Details Textual)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Number of Businesses Acquired	3	12
Business Acquisition, Goodwill, Expected Tax Deductible Amount	$ 22,168,000	$ 483,159,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		714,775
Acquisitions after December 31, 2008 [Member]
Business Combination, Contingent Consideration, Liability	44,712,000	91,229,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	347,079,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	404,458,000
Contingent Consideration Paid	56,530,000	125,514,000
Acquisitions after December 31, 2008 [Member] | Contingent Consideration, Compensation Element [Member]
Business Combination, Contingent Consideration, Liability	90,480,000	$ 61,870,000
Customer Lists and Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 37,312,000
Asia Pacific [Member]
Number of Businesses Acquired	2
Americas [Member]
Number of Businesses Acquired	1